Note 20 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income for the year before income taxes	$ 54,236	$ 18,015
Statutory tax rate	27.00%	27.00%
Income tax (expense) computed at statutory rates	$ (14,644)	$ (4,864)
Share issuance costs	1,050	0
Share based compensation	(762)	(878)
Mexican inflationary adjustments	788	2,429
Differing effective tax rate on loss in foreign jurisdiction	(1,904)	(1,156)
Equity accounted earnings from Investment in Juanicipio	22,398	13,060
Withholding tax on planned foreign earnings repatriation	(6,123)	(2,921)
Flow-through shares obligations	(3,814)	0
Unrecognized deferred tax assets	(21,072)	(7,239)
Impact of foreign exchange and other	17,055	1,198
Other	1,451	0
Total income tax (expense) benefit	$ (5,577)	$ (371)